Going Concern Uncertainty and Management’s Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Going Concern Uncertainty and Management’s Plan [Abstract]
GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

Note 2  GOING CONCERN UNCERTAINTY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. For the three and six months ended June 30, 2023, the Company incurred a net loss of $11,293 and $18,932 respectively. As of June 30, 2023, the Company had an accumulated deficit of $168,629. Cash used in operating activities for the six months ended June 30, 2023 was $5,300. As of June 30, 2023, the Company had $215 of available cash and cash equivalents.

The Company’s ability to continue as a going concern is dependent on generating revenue, raising additional equity or debt capital, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, in the first and second quarters of 2022, the Company issued convertible debentures for $28,000 that subsequently converted to equity. The Company also completed its transaction with Delwinds that was initially intended to provide up to $300,000 of capital to the Company. An equity line of credit agreement, a backstop agreement, and forward purchase agreement were also part of the Business Combination and were intended to provide capital. Ultimately, the series of transactions associated with the Business Combination did not result in any net proceeds for the Company. Additionally, we are unlikely to receive proceeds from the exercise of outstanding warrants as a result of the difference between our current trading price of the Company’s Class A Common Stock and the exercise price of the various warrants.

During the first quarter of 2023, the Company completed the sale of FOXO Life Insurance Company in order to gain access to the cash held as statutory capital and surplus at FOXO Life Insurance Company. See Note 10 for more information. The Company used the cash previously held at FOXO Life Insurance Company to fund its operation as it continues to (i) pursue additional avenues to capitalize the Company and (ii) commercialize its products to generate revenue. See Notes 5 and 7 for additional information on the Exchange Offer and PIK Note Offer to Amend that were structured to allow the Company to more easily raise capital. See Note 13 for information on the 2023 Private Placement.

On June 12, 2023, the Company received an official notice of noncompliance (the “NYSE American Notice”) from NYSE Regulation (“NYSE”) stating that the Company is below compliance with Section 1003(a)(i) in the NYSE American Company Guide since the Company reported stockholders’ deficit of $(30) at March 31, 2023, and losses from continuing operations and/or net losses in its two most recent fiscal years ended December 31, 2022. As required by the NYSE American Notice, on July 12, 2023, the Company submitted a compliance plan (the “Plan”) to NYSE advising of actions it has taken or will take to regain compliance with the NYSE American continued listing standards by December 12, 2024, and if NYSE accepts the Plan, the Company has an eighteen (18) month period to comply with the Plan. Should the Plan not be accepted or the Company be unable to comply with the Plan, then it may make it more difficult for the Company to raise capital.

However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured and the Company begins generating sufficient revenue, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these condensed consolidated financial statements. In the event that the Company is unable to secure additional financing by mid August 2023, it will be unable to fund its operations and will be required to evaluate further alternatives, which could include further curtailing or suspending its operations, selling the Company, dissolving and liquidating its assets or seeking protection under the bankruptcy laws. A determination to take any of these actions could occur at a time that is earlier than when the Company would otherwise exhaust its cash resources.

Note 2 LIQUIDITY AND MANAGEMENT’S PLAN

The Company’s history of losses requires management to critically assess its ability to continue operating as a going concern. For the year ended December 31, 2022, the Company incurred a net loss of $95,255. As of December 31, 2022, the Company had an accumulated deficit of $147,231. Cash used in operating activities for the year ended December 31, 2022 was $23,760. As of December 31, 2022, the Company had $513 of available cash and cash equivalents, excluding amounts required to be held as statutory capital and surplus by FOXO Life Insurance Company. See Note 13 for additional information on the statutory capital and surplus held at FOXO Life Insurance Company.

The Company’s ability to continue as a going concern is dependent on generating revenue, raising additional equity or debt capital, reducing losses and improving future cash flows. The Company will continue ongoing capital raise initiatives and has demonstrated previous success in raising capital to support its operations. For instance, in the first and second quarters of 2022, the Company issued convertible debentures for $28,000 that has subsequently converted to equity. The Company also completed its transaction with Delwinds that was initially intended to provide up to $300,000 of capital to the Company. The ELOC Agreement, a backstop agreement, and Forward Purchase Agreement were also part of the Business Combination and were intended to provide capital. Ultimately, the series of transactions associated with the Business Combination did not result in any net proceeds for the Company. Additionally, we are unlikely to receive proceeds from the exercise of outstanding warrants as a result of the difference between our current trading price of the Company’s Class A Common Stock and the exercise price of the various warrants.

The Company entered into a letter of intent to sell FOXO Life Insurance Company in order to gain access to the cash held as statutory capital and surplus at FOXO Life Insurance Company. See Notes 13 and 17 for more information. The Company intends to use the cash previously held at FOXO Life Insurance Capital to fund its operation as it continues to (i) pursue additional avenues to capitalize the Company and (ii) commercialize its products to generate revenue.

However, the Company can provide no assurance that these actions will be successful or that additional sources of financing will be available on favorable terms, if at all. As such, until additional equity or debt capital is secured and the Company begins generating sufficient revenue, there is substantial doubt about the Company’s ability to continue as a going concern for the one-year period following the issuance of these consolidated financial statements.